Discontinued operations - Cash flows of the discontinued operations (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2018 CNY (¥)
Cash flows used in discontinued operations
Net cash used in operating activities	¥ (2,817)
Net cash used in investing activities	0
Net cash used in financing activities	(2,513)
Net decrease in cash and cash equivalents	¥ (5,330)